LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

August 3, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form N-14 (“Registration

Statement”) of Lord Abbett Municipal Income Fund,

Inc. (the “Company”)

Ladies and Gentlemen:

Pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”); (ii) the General Instructions to Form N-14; and (iii) Regulation S-T, enclosed herewith for filing on behalf of the Company is the Company’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of each of the Georgia Tax Free Trust and the Pennsylvania Tax Free Trust, both series of Lord Abbett Municipal Income Trust (the “Trust”), and the Connecticut Tax Free Fund, Hawaii Tax Free Fund, and Missouri Tax Free Fund, all series of the Company (each, an “Acquired Fund” and collectively, the “Acquired Funds”), into the Lord Abbett National Tax-Free Income Fund (the “Acquiring Fund”), a series of the Company (each, a “Reorganization” and collectively, the “Reorganizations”).

The pro forma financial information included in the Registration Statement was discussed during a June 30, 2010 telephone conversation among: (1) Brooke A. Fapohunda, Bernard J. Grzelak, Christian J. Kelly, and Thomas R. Phillips of Lord, Abbett & Co. LLC, the Funds’ investment adviser; (2) Reese Blair and Robert Fabio of Deloitte & Touche LLP, the Funds’ independent registered accounting firm; and (3) Bryan Morris, Assistant Chief Accountant of the Commission’s Division of Investment Management, and Kevin Rupert of the Commission’s Office of Disclosure and Review. During that conversation, Messrs. Morris and Rupert indicated that rather than including pro forma financial information for every possible combination resulting from the Reorganizations, it would be acceptable for the Registration Statement to include such information for: (1) the most likely combination resulting from the Reorganizations; and (2) the combination that would result in the highest expense ratio; or (3) a combination of the Acquiring Fund with each of the Acquired Funds individually. Accordingly, the pro forma expense tables and examples and pro forma capitalization tables reflect this approach. In addition, as indicated during that call, the pro forma financial statements reflect the combination of all of the Acquired Funds and the Acquiring Fund based on the assumption that shareholders of each Acquired Fund will approve its Reorganization.

U.S. Securities and Exchange Commission

August 3, 2010

In accordance with the factors set forth by the Commission’s staff in North American Security Trust, SEC No-Action Letter (pub. avail. Aug. 5, 1994), we have determined that the Acquiring Fund will be the accounting survivor of each Reorganization because the combined Fund will most closely resemble the Acquiring Fund. Our analysis of each of these factors is as follows:

•

Investment Adviser. Lord, Abbett & Co. LLC serves as the investment adviser to the Acquiring Fund and will continue to serve as the investment adviser to the combined Fund after the Reorganizations are completed. The same portfolio management team that presently manages the Acquiring Fund will continue to manage the combined Fund after the Reorganizations are completed.

•

Investment Objective, Policies, and Restrictions. After the Reorganizations are completed, the combined Fund will be managed according to the investment objective, policies, and restrictions of the Acquiring Fund.

•

Expense Structures and Expense Ratios. After the Reorganizations are completed, the combined Fund will have the same expense structure and expense ratios as the Acquiring Fund. Over time, the combined Fund may realize some economies of scale and therefore it eventually could have a lower expense ratio than the Acquiring Fund currently has.

•

Relative Asset Size. The Acquiring Fund is significantly larger than each Acquired Fund in terms of asset size. Based on June 1, 2010 data, the Acquiring Fund’s assets constitute approximately 63% of the pro forma combined Fund resulting from all of the Reorganizations, while each Acquired Fund constitutes approximately 5% to approximately 9% of the pro forma combined Fund.

•	Portfolio Composition. The portfolio composition of the combined Fund will closely resemble that of the Acquiring Fund.

The Company would appreciate receiving any comments on the Registration Statement from the staff as soon as possible before the Registration Statement automatically becomes effective on September 2, 2010 pursuant to Rule 488 under the 1933 Act. The Company plans to file a pre-effective amendment to the Registration Statement for the purpose of including information about the Acquired Funds’ 5% shareholders and filing the accountant’s consent. The Company plans to file a post-effective amendment to the Registration Statement for the purpose of filing the final tax opinion.

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2225, Brooke A. Fapohunda at (201) 827-2279, or Matthew A. Chambers, Esq., of WilmerHale, counsel to the Company, at (202) 663-6591.

Sincerely,

U.S. Securities and Exchange Commission

August 3, 2010

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary